SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of weighted average number of shares outstanding
	For the years ended
	December 31,
	2014	2013	2012

Weighted-average common shares outstanding (basic)	6,585,061	6,863,238	7,415,768

Dilutive effect of assumed exercise of stock options	29,997	5,972	6,251

Weighted-average common shares outstanding (diluted)	6,615,058	6,869,210	7,422,019

Schedule of unvested stock awards
		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2012	17,317	$3.29
Awarded	-	-
Forfeited	400	1.28
Vested	(6,155)	3.25
Unvested at December 31, 2013	11,562	$3.24

		Weighted Average Fair Value
	Shares	on Award Date

Unvested at December 31, 2013	11,562	$3.24
Awarded	400,000	1.56
Forfeited	-	-
Vested	(4,694)	3.67
Unvested at December 31, 2014	406,868	$1.58

Schedule of corporation's stock option plan
	2014		2013		2012
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	369,939	$12.80	370,339	$12.80	425,600	$11.10
Stock conversion	-	-	-	-	(60,861)	1.76
Granted	400,000	12.48	-	-	5,600	8.30
Exercised	(10,992)	9.94	-	-	-	-
Forfeited	-	-	(400)	8.30	-	-
Outstanding at end of year	758,947	$12.67	369,939	$12.80	370,339	$12.80

Options exercisable at year-end	363,791	$12.74	359,177	$12.91	353,022	$12.96

Fair value of options granted during the year		$1.56		N/A		$1.28

Weighted average remaining vesting period		4.4 years		1 month		2 months

Schedule of stock options outstanding
The following information applies to options outstanding at December 31, 2014:
Number outstanding	758,947
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.74
Weighted-average remaining contractual life	5.4 years

The following information applies to options outstanding at December 31, 2013:
Number outstanding	369,939
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.91
Weighted-average remaining contractual life	1.9 years

The following information applies to options outstanding at December 31, 2012:
Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

Schedule of estimated fair values of the company's financial instruments
	2014		2013
	Carrying	Fair	Carrying	Fair
	value	value	value	value
		(In thousands)
Financial assets
Cash and cash equivalents	$42,439	$42,439	$22,112	$22,112
Investment securities	126,999	126,999	153,942	153,942
Mortgage-backed securities	9,400	9,400	12,477	12,591
Loans receivable – net and loans held for sale	337,095	358,500	336,134	362,066
Accrued interest receivable	1,801	1,801	1,971	1,971
Federal Home Loan Bank stock	8,651	8,651	8,651	8,651
	$526,385	$547,790	$535,287	$561,333

Financial liabilities
Deposits	$451,784	$451,165	$469,387	$468,417
Advances from the Federal Home Loan Bank	14,851	15,726	19,261	20,207
Accrued interest payable	58	58	71	71
Advances by borrowers for taxes and insurance	2,651	2,651	2,357	2,357

	$469,344	$469,600	$491,076	$491,052

Schedule of available for sale securities
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
		assets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
		(In thousands)

Securities available for sale at December 31, 2014:
U.S. Government agency securities	$125,223	-	$125,223	-
Municipal obligations	1,776	-	1,776	-
Mortgage-backed securities	9,400	-	9,400	-

Securities available for sale at December 31, 2013:
U.S. Government agency securities	$148,349	-	$148,349	-
Municipal obligations	3,015	-	3,015	-
Corporate Securities	2,578	-	2,578	-
Mortgage-backed securities	9,361	-	9,361	-

Schedule of fair value on a nonrecurring basis
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
		assets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
		(In thousands)

December 31, 2014:
Real estate acquired through foreclosure	$1,815	-	$1,815	-
Loans held for sale	1,332	-	1,332	-
Impaired loans	15,382	-	15,382	-

December 31, 2013:
Real estate acquired through foreclosure	$3,284	-	$3,284	-
Loans held for sale	703	-	703	-
Impaired loans	16,470	-	16,470	-

Schedule of fair value measurements of financial position on a recurring or nonrecurring basis
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
December 31, 2014:
Financial assets:
Cash and cash equivalents	$42,439	$42,439	$-	$-
Mortgage-backed securities	-	-	-	-
Loans receivable - net	358,500	-	358,500	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	1,801	-	1,801	-
Financial liabilities:
Deposits	451,165	-	451,165	-
Advances from the Federal Home Loan Bank	15,726	-	15,726	-
Advances by borrowers for taxes and insurance	2,651	-	2,651	-
Accrued interest payable	58	-	58	-

December 31, 2013:
Financial assets:
Cash and cash equivalents	$22,112	$22,112	$-	$-
Mortgage-backed securities	3,230	-	3,230	-
Loans receivable - net	362,066	-	362,066	-
Federal Home Loan Bank stock	8,651	-	8,651	-
Accrued interest receivable	1,971	-	1,971	-
Financial liabilities:
Deposits	468,417	-	468,417	-
Advances from the Federal Home Loan Bank	20,207	-	20,207	-
Advances by borrowers for taxes and insurance	2,357	-	2,357	-
Accrued interest payable	71	-	71	-